Jul. 08, 2016
PACE® Alternative Strategies Investments
PACE® Alternative Strategies Investments

PACE® Select Advisors Trust

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (The "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), dated November 28, 2015, as previously supplemented

July 8, 2016

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

III. PACE Alternative Strategies Investments

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 67 of the Multi-Class Prospectus and page 68 of the Class P Prospectus is revised by replacing the second bullet point of that section in its entirety with the following:

•  A "currency strategy" that seeks to produce absolute return from investing in currency markets.

The same section of each Prospectus is revised by adding the following as the last bullet point of the section:

•  An "absolute return equity market neutral" strategy that aims to earn a positive absolute and attractive risk-adjusted return while demonstrating low correlation with, and lower volatility than, traditional long-only investment portfolios.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 71 of the Multi-Class Prospectus and the Class P Prospectus is revised by inserting the following as the third to last sentence of the first paragraph:

PCJ assumed day-to-day management of a separate portion of the fund's assets on July 8, 2016.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.